Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Stock Option Activity
Activity for the year ended December 31, 2025, under the 2013 ISOP was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life in years
Outstanding as of January 1, 2025	560,980	$3.03	2.54
Exercised	(68,000)	1.96	—
Forfeited	(12,000)	3.17	—
Outstanding as of December 31, 2025	480,980	$3.18	1.73
Exercisable as of December 31, 2025	480,980	$3.18	1.73
Activity for the year ended December 31, 2024, under the 2013 ISOP was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life in years
Outstanding as of January 1, 2024	606,980	$3.00	3.49
Exercised	(32,000)	3.16	—
Forfeited	(14,000)	1.75	—
Outstanding as of December 31, 2024	560,980	$3.03	2.54
Exercisable as of December 31, 2024	560,980	$3.03	2.54
Activity for the year ended December 31, 2023, under the 2013 ISOP was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life in years
Outstanding as of January 1, 2023	657,980	$2.92	4.24
Exercised	(39,000)	2.52	—
Forfeited	(12,000)	0.05	—
Outstanding as of December 31, 2023	606,980	$3.00	3.49
Exercisable as of December 31, 2023	606,980	$3.00	3.49
Activity for the year ended December 31, 2025, under the 2019 ISOP was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life in years
Outstanding as of January 1, 2025	2,308,760	$4.97	5.40
Exercised	(40,373)	3.49	—
Forfeited	(15,000)	5.06	—
Outstanding as of December 31, 2025	2,253,387	$5.00	4.42
Exercisable as of December 31, 2025	2,253,367	$5.00	4.42
Activity for the year ended December 31, 2024, under the 2019 ISOP was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life in years
Outstanding as of January 1, 2024	2,402,510	$4.97	6.30
Exercised	(38,250)	4.12	—
Forfeited	(55,500)	5.46	—
Outstanding as of December 31, 2024	2,308,760	$4.97	5.40
Exercisable as of December 31, 2024	2,033,490	$4.80	5.31
Activity for the year ended December 31, 2023, under the 2019 ISOP was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life in years
Outstanding as of January 1, 2023	2,629,516	$4.96	7.21
Exercised	(32,000)	4.06	—
Forfeited	(195,006)	4.94	—
Outstanding as of December 31, 2023	2,402,510	$4.97	6.30
Exercisable as of December 31, 2023	1,651,493	$4.64	6.03
Activity for the year ended December 31, 2025, under the 2021 EIP was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life in years
Outstanding as of January 1, 2025	9,044,607	$6.69	8.40
Granted	3,280,275	3.29	—
Exercised	(29,412)	2.78	—
Forfeited	(909,956)	6.69	—
Outstanding as of December 31, 2025	11,385,514	$5.72	7.98
Exercisable as of December 31, 2025	4,989,270	$7.97	7.11
Activity for the year ended December 31, 2024, under the 2021 EIP was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life in years
Outstanding as of January 1, 2024	5,708,059	$7.84	8.74
Granted	3,840,087	4.78	—
Exercised	(49,119)	2.87	—
Forfeited	(454,420)	5.37	—
Outstanding as of December 31, 2024	9,044,607	$6.69	8.40
Exercisable as of December 31, 2024	2,806,356	$10.22	7.37
Activity for the year ended December 31, 2023, under the 2021 EIP was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life in years
Outstanding as of January 1, 2023	2,624,297	$12.32	8.88
Granted	3,734,266	4.44	—
Forfeited	(645,310)	6.43	—
Outstanding as of December 31, 2023	5,708,059	$7.84	8.74
Exercisable as of December 31, 2023	1,155,231	$14.64	7.57

Summary of Valuation Inputs
The valuation inputs for the 2021 EIP grants were as follows:

	Year Ended December 31,
	2025			2024			2023
Share price at grant date (in USD)	$3.04	-	$4.73	$3.40	-	$4.96	$2.53	-	$4.72
Expected life of share options (years)	5.50	-	7.00	5.50	-	7.00	5.50	-	7.00
Expected volatility (%)	73.84%	-	77.60%	72.86%	-	74.95%	69.50%	-	74.96%
Risk free interest rate (%)	3.68%	-	4.03%	3.50%	-	4.40%	3.45%	-	4.67%
Dividend yield (%)	—%			—%			—%

Summary of Weighted Average Fair Value of Options Granted	The weighted average fair value of options granted during the years ended December 31, 2025, 2024, and 2023, respectively (in USD):

	2025	2024	2023
2021 EIP	$2.26	$3.27	$2.91

Summary of Restricted Stock Units Activity	The activity for the year ended December 31, 2025 was as follows:

	Number of RSUs	Weighted-average grant date fair value per share
Unvested as of January 1, 2025	3,053,076	$4.69
Granted	1,136,975	$3.30
Vested	(1,434,646)	$4.84
Forfeited	(171,196)	$4.10
Unvested as of December 31, 2025	2,584,209	$4.04
The activity for the year ended December 31, 2024 was as follows:

	Number of RSUs	Weighted-average grant date fair value per share
Unvested as of January 1, 2024	3,335,268	$4.77
Granted	1,373,816	4.71
Vested	(1,331,731)	4.95
Forfeited	(324,277)	4.56
Unvested as of December 31, 2024	3,053,076	$4.69
The activity for the year ended December 31, 2023 was as follows:

	Number of RSUs	Weighted-average grant date fair value per share
Unvested as of January 1, 2023	1,865,433	$5.20
Granted	2,658,150	4.42
Vested	(927,155)	4.65
Forfeited	(261,160)	4.75
Unvested as of December 31, 2023	3,335,268	$4.77

Summary of Movements in Share-based Compensation Reserve
Movements in the share-based compensation reserve were as follows (in USD thousands):

Total
January 1, 2023	$25,075
Movement in the period	15,242
December 31, 2023	40,317
Movement in the period	16,488
December 31, 2024	56,805
Movement in the period	16,205
December 31, 2025	$73,010
Share-based compensation expense by financial statement caption for all stock awards consists of the following (in USD thousands):

	Year ended December 31,
	2025	2024	2023
Research and development	$4,070	$4,370	$3,440
Sales and marketing	1,230	1,357	1,266
General and administrative	10,905	10,761	10,536
Total	$16,205	$16,488	$15,242